Equity Compensation Plans (2010 Equity Compensation Plan, Fair Value Assumptions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary shares ($)	$ 0.0106	$ 0.0120	$ 0.0495
2010 Equity Compensation Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary shares ($)	$ 0.0116		$ 0.0800
Exercise price ($)	$ 0.0116		$ 0.0568
Expected volatility (%)	100.00%
Expected dividend yield (%)	0.00%	0.00%	0.00%
Expected term (years)	3 years 6 months
Risk-free interest rate (per annum) (%)	1.2425%
2010 Equity Compensation Plan [Member] | Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary shares ($)		$ 0.0367
Exercise price ($)		$ 0.0392
Expected volatility (%)		82.00%	65.00%
Expected term (years)		5 years	5 years
Risk-free interest rate (per annum) (%)		1.9933%	2.6565%
2010 Equity Compensation Plan [Member] | Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary shares ($)		$ 0.0186
Exercise price ($)		$ 0.0188
Expected volatility (%)		75.00%	60.00%
Expected term (years)		3 years 6 months	4 years
Risk-free interest rate (per annum) (%)		1.268%	1.9407%